Related party transactions - Loans to shareholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 3,317
ECL of loans receivable from related party	28,475	$ 32,786
Castcrown Ltd
Disclosure of transactions between related parties [line items]
Loans to shareholders	257
MX Capital Ltd
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 3,317
Percentage of shares acquired (in percent)	48.80%